RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF BASIC AND DILUTED EARNINGS PER SHARE

	For the years ended June 30,
	2024		2025	2026	2026
	JPY’000		JPY’000	JPY’000	US$’000
Net profit attributable to equity owners of the parent	137,410		15,111	17,834	110

Weighted average shares outstanding - basic*	4,875,000	**	4,875,000	4,983,317	4,983,317
Earnings per share - basic*	28.19	**	3.10	3.58	0.02

Weighted average shares outstanding - diluted*	5,075,000	**	5,075,000	5,183,317	5,183,317
Earnings per share - diluted*	27.08	**	2.98	3.44	0.02

*	Giving retroactive effect to a share consolidation ratio of 10-for-1 on August 10, 2026 (Note 30)
**	Retrospectively restated for effect of share recapitalization (Note 1)

SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES

Related party transactions consist of the following:

	For the years ended June 30,
	2024	2025	2026	2026
	JPY’000	JPY’000	JPY’000	US$’000
Revenue
SBI Music Circus Co.	—	135,890	164,885	1,014
Cost of revenue
SBI Music Circus Co.	—	30,977	58,288	358
Selling and marketing expenses
SBI Music Circus Co.	—	7,331	1,560	10

Capital contribution from the shareholder	30,000	379,364	—	—

Related party balances consist of the following:

	As of June 30,
	2024	2025	2026	2026
	JPY’000	JPY’000	JPY’000	US$’000
Accounts receivable
SBI Music Circus Co.	—	107	—	—
Accounts payable
SBI Music Circus Co.	—	12,900	17,073	105
Amount due to a related party
SBI Music Circus Co.	—	26,629	—	—

SCHEDULE OF KEY MANAGEMENT PERSONNEL

Compensation for key management personnel for the years ended June 30, 2024, 2025 and 2026 is presented as follows:

	For the years ended June 30,
	2024	2025	2026	2026
	JPY’000	JPY’000	JPY’000	US$’000
Salaries and other short-term employee benefits	98,937	110,282	111,527	686